Financial instruments and related risk management	12 Months Ended
Dec. 31, 2024
Financial instruments and related risk management [Abstract]
Financial instruments and related risk management
26.

Financial instruments and related risk management
Cameco is exposed in varying degrees to a variety of risks from its use of financial instruments. Management and the board of directors, both separately and together, discuss the principal risks of our businesses. The board sets policies for the implementation of systems to manage, monitor and mitigate identifiable risks. Cameco’s risk management objective in relation to these instruments is to protect and minimize volatility in cash flow. The types of risks Cameco is exposed to, the source of risk exposure and how each is managed is outlined below.
Market risk
Market risk is the risk that changes in market prices, such as commodity prices, foreign currency exchange rates and interest rates, will affect the Company’s earnings or the fair value of its financial instruments. Cameco engages in various business activities which expose the Company to market risk. As part of its overall risk management strategy, Cameco uses derivatives to manage some of its exposures to market risk that result from these activities.
Derivative instruments may include financial and physical forward contracts. Such contracts may be used to establish a fixed price for a commodity, an interest-bearing obligation or a cash flow denominated in a foreign currency.

Market risks are
monitored regularly against defined risk limits and tolerances.
Cameco’s actual exposure to these market risks is constantly changing as the Company’s portfolios of foreign currency and interest rate contracts change.
The types of market risk exposure and the way in which such exposure is managed are as follows:
A.

Commodity price risk
As a significant producer and supplier of uranium and nuclear fuel processing services, Cameco bears significant exposure to changes in prices for these products. A substantial change in prices will affect the Company’s net earnings and operating cash flows. Prices for Cameco’s products are volatile and are influenced by numerous factors beyond the Company’s control, such as supply and demand fundamentals and geopolitical events.
Cameco’s sales contracting strategy focuses on reducing the volatility in future earnings and cash flow, while providing both protection against decreases in market price and retention of exposure to future market price increases. To mitigate the risks associated with the fluctuations in the market price for uranium products, Cameco seeks to maintain a portfolio of uranium product sales contracts with a variety of delivery dates and pricing mechanisms that provide a degree of protection from pricing volatility.
B.

Foreign exchange risk
The relationship between the Canadian and US dollar affects financial results of the uranium business as well as the fuel services business. Sales of uranium product, conversion and fuel manufacturing services are routinely denominated in US dollars while production costs are largely denominated in Canadian dollars.
Cameco attempts to provide some protection against exchange rate fluctuations by planned hedging activity designed to smooth volatility. To

mitigate risks associated with foreign currency, Cameco enters into forward sales and option contracts to establish a price for future delivery of the foreign currency. These foreign currency contracts are not designated as hedges and are recorded at fair value with changes in fair value recognized in earnings. Cameco also has a natural hedge against US currency fluctuations because a portion of its annual cash outlays, including purchases of uranium and conversion services, is denominated in US dollars.
Cameco holds a number of financial instruments denominated in foreign currencies that expose the Company to foreign exchange risk. Cameco measures its exposure to foreign exchange risk on financial instruments as the change in carrying values that would occur as a result of reasonably possible changes in foreign exchange rates, holding all other variables constant. As of the reporting date, the Company has determined its pre-tax exposure to foreign currency exchange risk on financial instruments to be as follows based on a 5 % weakening of the Canadian dollar:
Carrying value
Currency (Cdn) Gain (loss)
Cash and cash equivalents USD $ 418,968 $ 20,948
Accounts receivable USD 275,123 13,756
Accounts payable and accrued liabilities USD (325,504) (16,275)
Long-term debt USD (285,707) (14,285)
Net foreign currency derivatives USD (140,334) (163,978)
C.

Interest rate risk
The Company has a strategy of minimizing its exposure to interest rate risk by maintaining target levels of fixed and variable rate borrowings. The proportions of outstanding debt carrying fixed and variable interest rates are reviewed by senior management to ensure that these levels are within approved policy limits. At December 31, 2024, the proportion of Cameco’s outstanding debt that carries fixed interest rates is 72% (2023 - 51%).
Cameco was exposed to interest rate risk during the year through its interest rate swap contracts whereby fixed rate payments on a notional amount of $ 75,000,000

of the Series H senior unsecured debentures were swapped for variable rate payments.
Under the terms of the swap, Cameco makes interest payments based on the daily Canada Overnight Repo Rate Average plus an average margin of 1.3 % and receives fixed interest payments of 2.95%. At December 31, 2024, the fair value of
Cameco’s interest rate swap net liability was $ 3,172,000

(2023 - $
5,819,000 ).
Cameco is also exposed to interest rate risk through its $ 200,000,000

(US) term loan which has a floating interest rate of
SOFR plus 1.80 % and matures on November 7, 2025. Subsequent to year-end, on January 13, 2025, Cameco repaid the
$ 200,000,000

(US), remaining outstanding balance.
Cameco measures its exposure to interest rate risk as the change in cash flows that would occur as a result of reasonably possible changes in interest rates, holding all other variables constant. As of the reporting date, the Company has determined the impact on earnings of a 1 % increase in interest rate on its variable rate financial instruments to be as follows:
Gain (loss)
Interest rate contracts $ (759)
Floating rate term loan (2,629)
Counterparty credit risk
Counterparty credit risk is associated with the ability of counterparties to satisfy their contractual obligations to Cameco, including both payment and performance. The maximum exposure to credit risk, as represented by the carrying amount of the financial assets, at December 31 was:
2024 2023
Cash and cash equivalents $ 600,462 $ 566,809
Accounts receivable [note 7] 318,126 415,561
Derivative assets [note 11] 103 28,467
Cash and cash equivalents
Cameco held cash and cash equivalents of $ 600,462,000

at December 31, 2024 (2023 - $
566,809,000 ). Cameco mitigates its
credit risk by ensuring that balances are held with counterparties with high credit ratings. The Company monitors the credit rating of its counterparties on a monthly basis and has controls in place to ensure prescribed exposure limits with each counterparty are adhered to.
Impairment on cash and cash equivalents has been measured on a 12-month ECL basis and reflects the short maturities of the exposures. The Company considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Cameco has assessed its counterparty credit risk on cash and cash equivalents by applying historic global default rates to outstanding cash balances based on S&P rating. The conclusion of this assessment is that the loss allowance is insignificant.
Accounts receivable
Cameco’s sales of uranium product, conversion and fuel manufacturing services expose the Company to the risk of non-
payment. Cameco manages the risk of non-payment by monitoring the credit-worthiness of its customers and seeking pre-
payment or other forms of payment security from customers with an unacceptable level of credit risk.
A summary of the Company’s exposure to credit risk for trade receivables is as follows:
Carrying
value
Investment grade credit rating $ 291,492
Non-investment grade credit rating 18,078
Total gross carrying amount $ 309,570
Loss allowance -
Net $ 309,570
At December 31, 2024, there were no significant concentrations of credit risk and no amounts were held as collateral.
Historically, Cameco has experienced minimal customer defaults and, as a result, considers the credit quality of its accounts receivable to be high.
Cameco uses customer credit rating data, historic default rates and aged receivable analysis to measure the ECLs of trade receivables from corporate customers, which comprise a small number of large balances. Since the Company has not experienced customer defaults in the past, applying historic default rates in calculating ECLs, as well as considering forward-
looking information, resulted in an insignificant allowance for losses.

The following table provides information about Cameco’s aged trade receivables as at December 31, 2024:
Corporate Other
customers customers Total
Current (not past due) $ 304,684 $ 4,036 308,720
1-30 days past due - 227 227
More than 30 days past due 558 65 623
Total $ 305,242 $ 4,328 309,570
Liquidity risk
Financial liquidity represents Cameco’s ability to fund future operating activities and investments. Cameco ensures that there is sufficient capital in order to meet short-term business requirements, after taking into account cash flows from operations and the Company’s holdings of cash and cash equivalents. The Company believes that these sources will be sufficient to cover the likely short-term and long-term cash requirements.
The table below outlines the Company’s available debt facilities at December 31, 2024:
Outstanding and
Total amount

committed

Amount available
Unsecured revolving credit facility [note 14] $ 1,000,000 $ - $ 1,000,000
Letter of credit facilities [note 14] 1,890,028 1,527,815 362,213
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:
Due in
Carrying Contractual

less than
Due in 1-3 Due in 3-5 Due after 5

amount

cash flows

1 year

years

years

years
Accounts payable and accrued liabilities $ 619,035 $ 619,035 $ 619,035 $ - $ - $ -
Long-term debt 1,281,290 1,287,680 287,680 400,000 - 600,000
Foreign currency contracts 140,437 140,437 82,570 57,521 346 -
Interest rate contracts 3,172 3,172 1,320 1,852 - -
Lease obligation 9,839 11,550 2,131 3,545 2,316 3,558
Total contractual repayments $ 2,053,773 $ 2,061,874 $ 992,736 $ 462,918 $ 2,662 $ 603,558
Due in

less than
Due in 1-3 Due in 3-5 Due after 5
Total

1 year

years

years

years
Total interest payments on long-term debt $ 304,933 $ 58,953 $ 83,180 $ 59,580 $ 103,220
Measurement of fair values
A.

Accounting classifications and fair values
The following tables summarize the carrying amounts and accounting classifications of Cameco’s financial instruments at the reporting date:
At December 31, 2024
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 600,462 $ 600,462
Accounts receivable [note 7] - 346,800 346,800
Derivative assets [note 11]
Foreign currency contracts 103 - 103
$ 103 $ 947,262 $ 947,365
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 619,035 $ 619,035
Current portion of long-term debt [note 14] - 285,707 285,707
Lease obligation [note 15] - 9,839 9,839
Derivative liabilities [note 15]
Foreign currency contracts 140,437 - 140,437
Interest rate contracts 3,172 - 3,172
Long-term debt [note 14] - 995,583 995,583
143,609 1,910,164 2,053,773
Net $ (143,506) $ (962,902) $ (1,106,408)
At December 31, 2023
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 566,809 $ 566,809
Accounts receivable [note 7] - 422,333 422,333
Derivative assets [note 11]
Foreign currency contracts 28,467 - 28,467
$ 28,467 $ 989,142 $ 1,017,609
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 577,550 $ 577,550
Current portion of long-term debt [note 14] - 499,821 499,821
Lease obligation [note 15] - 10,816 10,816
Derivative liabilities [note 15]
Foreign currency contracts 16,525 - 16,525
Interest rate contracts 5,819 - 5,819
Long-term debt [note 14] - 1,284,353 1,284,353
22,344 2,372,540 2,394,884
Net $ 6,123 $ (1,383,398) $ (1,377,275)
Cameco has pledged $ 162,276,000

of cash as security against certain of its letter of credit facilities. This cash is being used as collateral for an interest rate reduction on the letter of credit facilities. The collateral account has a term of five years effective November 1, 2023. Cameco retains full access to this cash.
Cameco has not irrevocably designated a financial asset that would otherwise meet the requirements to be measured at amortized cost at FVOCI or FVTPL to eliminate or significantly reduce an accounting mismatch that would otherwise arise.
The following tables summarize the carrying amounts and level 2 fair value measurements of Cameco’s financial instruments:
As at December 31, 2024
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 103 $ 103
Current portion of long-term debt [note 14] (285,707) (285,707)
Derivative liabilities [note 15]
Foreign currency contracts (140,437) (140,437)
Interest rate contracts (3,172) (3,172)
Long-term debt [note 14] (995,583) (1,058,055)
Net

$ (1,424,796) $ (1,487,268)
As at December 31, 2023
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 28,467 $ 28,467
Current portion of long-term debt [note 14] (499,821) (500,000)
Derivative liabilities [note 15]
Foreign currency contracts (16,525) (16,525)
Interest rate contracts (5,819) (5,819)
Long-term debt [note 14] (1,284,353) (1,303,681)
Net $ (1,778,051) $ (1,797,558)
The preceding tables exclude fair value information for financial instruments whose carrying amounts are a reasonable approximation of fair value. The carrying values of Cameco’s cash and cash equivalents, accounts receivable, and accounts payable and accrued liabilities approximate their fair values as a result of the short-term nature of the instruments.
There were no transfers between level 1 and level 2 during the period. Cameco does not have any financial instruments that are classified as level 1 or level 3 as of the reporting date.
B.

Financial instruments measured at fair value
Cameco measures its derivative financial instruments and long-term debt at fair value. Derivative financial instruments and long-term debt are classified as a recurring level 2 fair value measurement.

The fair value of Cameco’s long-term debt is determined using quoted market yields as of the reporting date, which ranged from 2.8 % to 3.3% (2023 - 3.1 % to 4.9
%). The fair value of the floating rate term loan is equal to its carrying value.

Foreign currency derivatives consist of foreign currency forward contracts, options and swaps. The fair value of foreign currency options is measured based on the Black Scholes option-pricing model. The fair value of foreign currency forward contracts and swaps is measured using a market approach, based on the difference between contracted foreign exchange rates and quoted forward exchange rates as of the reporting date.

Interest rate derivatives consist of interest rate swap contracts. The fair value of interest rate swaps is determined by discounting expected future cash flows from the contracts. The future cash flows are determined by measuring the difference between fixed interest payments to be received and floating interest payments to be made to the counterparty based on
Canada Overnight Repo Rate Average forward interest rate curves.
Where applicable, the fair value of the derivatives reflects the credit risk of the instrument and includes adjustments to take into account the credit risk of the Company and counterparty. These adjustments are based on credit ratings and yield curves observed in active markets at the reporting date.
Derivatives
The following table summarizes the fair value of derivatives and classification on the consolidated statements of financial position:
2024 2023
Non-hedge derivatives:
Foreign currency contracts $ (140,334) $ 11,942
Interest rate contracts (3,172) (5,819)
Net $ (143,506) $ 6,123
Classification:
Current portion of long-term receivables, investments and other [note 11] $ 68 $ 9,137
Long-term receivables, investments and other [note 11] 35 19,330
Current portion of other liabilities [note 15] (83,890) (14,338)
Other liabilities [note 15] (59,719) (8,006)
Net $ (143,506) $ 6,123
The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:
2024 2023
Non-hedge derivatives:
Foreign currency contracts $ (182,988) $ 38,975
Interest rate contracts (115) (1,184)
Net $ (183,103) $ 37,791